SPDR® S&P 500® ETF Trust

A Unit Investment Trust

Semi-Annual Report

March 31, 2010

(Unaudited)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a “License Agreement” with Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and SPDR S&P 500 ETF Trust, is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P 500 ETF Trust is not, however, sponsored by or affiliated with Standard & Poor’s or The McGraw-Hill Companies, Inc.

SPDR S&P 500 ETF Trust
Schedule of Investments
March 31, 2010 (Unaudited)

Common Stocks	Shares	Value

3M Co.	5,189,295	$433,669,383
Abbott Laboratories	11,318,435	596,255,156
Abercrombie & Fitch Co. (Class A)	642,164	29,308,365
Adobe Systems, Inc. *	3,822,065	135,186,439
Advanced Micro Devices, Inc. *	4,109,033	38,090,736
Aetna, Inc.	3,143,391	110,364,458
AFLAC, Inc.	3,421,336	185,744,331
Agilent Technologies, Inc. *	2,543,764	87,480,044
Air Products & Chemicals, Inc.	1,546,872	114,391,184
Airgas, Inc.	603,377	38,386,845
AK Steel Holding Corp.	799,431	18,274,993
Akamai Technologies, Inc. *	1,254,830	39,414,210
Alcoa, Inc.	7,439,534	105,938,964
Allegheny Energy, Inc.	1,237,281	28,457,463
Allegheny Technologies, Inc.	715,406	38,624,770
Allergan, Inc.	2,242,475	146,478,467
Altera Corp.	2,168,926	52,726,591
Altria Group, Inc.	15,169,266	311,273,338
Amazon.com, Inc. *	2,495,563	338,722,766
Ameren Corp.	1,728,541	45,080,349
American Electric Power Co., Inc.	3,485,306	119,127,759
American Express Co.	8,725,269	360,004,599
American International Group, Inc. *	982,547	33,544,155
American Tower Corp. (Class A) *	2,936,549	125,126,353
Ameriprise Financial, Inc.	1,863,020	84,506,587
AmerisourceBergen Corp.	2,059,319	59,555,505
Amgen, Inc. *	7,140,182	426,697,276
Amphenol Corp. (Class A)	1,263,326	53,299,724
Anadarko Petroleum Corp.	3,591,210	261,547,824
Analog Devices, Inc.	2,170,909	62,565,597
Aon Corp.	1,946,364	83,129,206
Apache Corp.	2,454,176	249,098,864
Apartment Investment & Management Co. (Class A)	854,980	15,740,182
Apollo Group, Inc. (Class A) *	937,704	57,471,878
Apple, Inc. *	6,610,376	1,552,975,634
Applied Materials, Inc.	9,795,003	132,036,640
Archer-Daniels-Midland Co.	4,685,163	135,401,211
Assurant, Inc.	850,369	29,235,686
AT&T, Inc.	43,024,962	1,111,765,018
Autodesk, Inc. *	1,676,029	49,308,773
Automatic Data Processing, Inc.	3,680,601	163,676,326
AutoNation, Inc. *	659,091	11,916,365
Autozone, Inc. *	216,341	37,446,464
AvalonBay Communities, Inc.	594,134	51,303,471
Avery Dennison Corp.	817,198	29,754,179
Avon Products, Inc.	3,116,111	105,542,680
Baker Hughes, Inc.	2,274,773	106,550,367
Ball Corp.	686,560	36,648,573
Bank of America Corp.	73,131,353	1,305,394,651
Baxter International, Inc.	4,394,002	255,730,916
BB&T Corp.	5,036,660	163,137,417
Becton, Dickinson & Co.	1,718,767	135,318,526
Bed Bath & Beyond, Inc. *	1,910,700	83,612,232
Bemis Co., Inc.	794,822	22,827,288
Berkshire Hathaway, Inc. (Class B) *	12,063,944	980,436,729
Best Buy Co., Inc.	2,499,964	106,348,469
Big Lots, Inc. *	603,802	21,990,469
Biogen Idec, Inc. *	1,965,998	112,769,645
BJ Services Co.	2,142,400	45,847,360
BMC Software, Inc. *	1,331,784	50,607,792
Boston Properties, Inc.	1,012,247	76,363,914
Boston Scientific Corp. *	11,020,613	79,568,826
Bristol-Myers Squibb Co.	12,497,910	333,694,197
Broadcom Corp. (Class A)	3,142,941	104,282,782
Brown-Forman Corp. (Class B)	792,599	47,120,011
C.H. Robinson Worldwide, Inc.	1,214,607	67,835,801
C.R. Bard, Inc.	697,586	60,424,899
CA, Inc.	2,882,358	67,648,942
Cabot Oil & Gas Corp.	755,949	27,818,923
Cameron International Corp. *	1,783,136	76,425,209
Campbell Soup Co.	1,375,273	48,615,901
Capital One Financial Corp.	3,320,177	137,488,530
Cardinal Health, Inc.	2,636,009	94,975,404
CareFusion Corp. *	1,292,236	34,153,797
Carnival Corp.	3,165,109	123,059,438
Caterpillar, Inc.	4,554,907	286,275,905
CB Richard Ellis Group, Inc. (Class A) *	1,968,315	31,197,793
CBS Corp. (Class B)	4,937,563	68,829,628
Celgene Corp. *	3,351,834	207,679,635
CenterPoint Energy, Inc.	2,863,689	41,122,574
CenturyTel, Inc.	2,184,715	77,469,994
Cephalon, Inc. *	546,159	37,018,657
CF Industries Holdings, Inc.	354,424	32,316,380
Chesapeake Energy Corp.	4,753,767	112,379,052
Chevron Corp.	14,640,495	1,110,188,736
Chubb Corp.	2,396,574	124,262,362
CIGNA Corp.	2,005,117	73,347,180
Cincinnati Financial Corp.	1,187,106	34,307,363
Cintas Corp.	959,427	26,950,304
Cisco Systems, Inc. *	41,738,825	1,086,461,615
Citigroup, Inc. *	143,237,945	580,113,677
Citrix Systems, Inc. *	1,340,666	63,641,415
Cliffs Natural Resources Inc.	986,100	69,963,795
Clorox Co.	1,022,856	65,605,984
CME Group, Inc.	485,870	153,588,366
CMS Energy Corp.	1,675,234	25,899,118
Coach, Inc.	2,291,488	90,559,606
Coca-Cola Enterprises, Inc.	2,330,486	64,461,243

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Common Stocks	Shares	Value

Cognizant Technology Solutions Corp. (Class A) *	2,170,046	$110,628,945
Colgate-Palmolive Co.	3,599,340	306,879,728
Comcast Corp. (Class A)	20,688,991	389,366,811
Comerica, Inc.	1,269,432	48,289,193
Computer Sciences Corp. *	1,120,187	61,038,990
Compuware Corp. *	1,658,616	13,932,374
ConAgra Foods, Inc.	3,232,212	81,031,555
ConocoPhillips	10,838,789	554,620,833
CONSOL Energy, Inc.	1,596,752	68,117,440
Consolidated Edison, Inc.	2,051,904	91,391,804
Constellation Brands, Inc. (Class A) *	1,455,302	23,925,165
Constellation Energy Group, Inc.	1,465,632	51,458,340
Corning, Inc.	11,363,962	229,665,672
Costco Wholesale Corp.	3,203,772	191,297,226
Coventry Health Care, Inc. *	1,079,795	26,692,532
CSX Corp.	2,844,526	144,786,373
Cummins, Inc.	1,467,977	90,941,175
CVS Caremark Corp.	10,138,282	370,655,590
D.R. Horton, Inc.	2,018,995	25,439,337
Danaher Corp.	1,910,759	152,688,752
Darden Restaurants, Inc.	1,018,514	45,364,614
DaVita, Inc. *	752,517	47,709,578
Dean Foods Co. *	1,318,685	20,690,168
Deere & Co.	3,091,378	183,813,336
Dell, Inc. *	12,554,242	188,439,172
Denbury Resources, Inc. *	2,885,709	48,681,911
DENTSPLY International, Inc.	1,073,879	37,424,683
Devon Energy Corp.	3,258,120	209,920,672
DeVry, Inc.	450,754	29,389,161
Diamond Offshore Drilling, Inc.	506,875	45,015,569
DIRECTV *	6,818,063	230,518,710
Discover Financial Services	3,961,343	59,024,011
Discovery Communications, Inc. (Class A) *	2,068,357	69,889,783
Dominion Resources, Inc.	4,376,271	179,908,501
Dover Corp.	1,358,521	63,510,857
Dr. Pepper Snapple Group, Inc.	1,853,873	65,200,713
DTE Energy Co.	1,203,017	53,654,558
Duke Energy Corp.	9,548,408	155,830,019
Dun & Bradstreet Corp.	371,800	27,669,356
E*TRADE Financial Corp. *	11,609,361	19,155,446
E. I. du Pont de Nemours & Co.	6,590,264	245,421,431
Eastman Chemical Co.	530,262	33,767,084
Eastman Kodak Co. *	1,959,765	11,347,039
Eaton Corp.	1,206,455	91,413,095
eBay, Inc. *	8,239,853	222,064,038
Ecolab, Inc.	1,723,178	75,733,673
Edison International	2,376,910	81,219,015
El Paso Corp.	5,117,258	55,471,077
Electronic Arts, Inc. *	2,382,135	44,450,639
Eli Lilly & Co.	7,398,744	267,982,508
EMC Corp. *	14,966,387	269,993,621
Emerson Electric Co.	5,486,058	276,168,160
Entergy Corp.	1,378,617	112,150,493
EOG Resources, Inc.	1,841,708	171,168,342
EQT Corp.	1,049,541	43,031,181
Equifax, Inc.	921,571	32,992,242
Equity Residential	2,055,496	80,472,668
Exelon Corp.	4,811,474	210,790,676
Expedia, Inc.	1,538,228	38,394,171
Expeditors International of Washington, Inc.	1,546,665	57,102,872
Express Scripts, Inc. *	2,007,384	204,271,396
Exxon Mobil Corp.	34,417,190	2,305,263,386
Family Dollar Stores, Inc.	1,009,374	36,953,182
Fastenal Co.	957,152	45,933,724
Federated Investors, Inc. (Class B)	643,838	16,984,446
FedEx Corp.	2,281,837	213,123,576
Fidelity National Information Services, Inc.	2,406,207	56,401,492
Fifth Third Bancorp	5,798,144	78,796,777
First Horizon National Corp. *	1,645,077	23,113,329
First Solar Inc. *	354,060	43,425,459
FirstEnergy Corp.	2,223,250	86,906,842
Fiserv, Inc. *	1,110,662	56,377,203
FLIR Systems, Inc. *	1,115,088	31,445,482
Flowserve Corp.	407,568	44,942,523
Fluor Corp.	1,303,967	60,647,505
FMC Corp.	527,554	31,938,119
FMC Technologies, Inc. *	889,829	57,509,648
Ford Motor Co. *	24,558,292	308,697,730
Forest Laboratories, Inc. *	2,201,709	69,045,594
Fortune Brands, Inc.	1,108,167	53,757,181
FPL Group, Inc.	3,014,535	145,692,477
Franklin Resources, Inc.	1,081,831	119,975,058
Freeport-McMoRan Copper & Gold, Inc.	3,139,782	262,297,388
Frontier Communications Corp.	2,281,795	16,976,555
GameStop Corp. (Class A) *	1,202,860	26,354,663
Gannett Co., Inc.	1,730,685	28,590,916
General Dynamics Corp.	2,812,241	217,105,005
General Electric Co.	77,780,917	1,415,612,689
General Mills, Inc.	2,402,926	170,103,132
Genuine Parts Co.	1,157,493	48,892,504
Genworth Financial, Inc. (Class A) *	3,564,760	65,377,698

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Common Stocks	Shares	Value

Genzyme Corp. *	1,940,349	$100,568,289
Gilead Sciences, Inc. *	6,586,618	299,559,387
Goodrich Corp.	912,597	64,356,340
Google, Inc. (Class A) *	1,761,666	998,882,239
H&R Block, Inc.	2,446,808	43,553,182
H.J. Heinz Co.	2,306,169	105,184,368
Halliburton Co.	6,600,464	198,871,980
Harley-Davidson, Inc.	1,708,853	47,967,504
Harman International Industries, Inc. *	506,336	23,686,398
Harris Corp.	953,728	45,292,543
Hartford Financial Services Group, Inc.	3,238,917	92,050,021
Hasbro, Inc.	895,144	34,266,112
HCP, Inc.	2,143,025	70,719,825
Health Care REIT, Inc.	901,736	40,785,519
Helmerich & Payne, Inc.	770,376	29,335,918
Hess Corp.	2,124,124	132,863,956
Hewlett-Packard Co.	17,160,875	912,100,506
Home Depot, Inc.	12,398,177	401,081,026
Honeywell International, Inc.	5,573,492	252,311,983
Hormel Foods Corp.	506,566	21,280,838
Hospira, Inc. *	1,195,025	67,698,166
Host Hotels & Resorts, Inc.	4,763,213	69,781,070
Hudson City Bancorp, Inc.	3,449,855	48,849,947
Humana, Inc. *	1,239,316	57,962,809
Huntington Bancshares, Inc.	5,218,040	28,020,875
Illinois Tool Works, Inc.	2,821,091	133,606,870
Integrys Energy Group, Inc.	557,998	26,437,945
Intel Corp.	40,268,869	896,385,024
IntercontinentalExchange, Inc. *	536,981	60,238,529
International Business Machines Corp.	9,469,563	1,214,471,455
International Flavors & Fragrances, Inc.	576,885	27,500,108
International Game Technology	2,163,095	39,909,103
International Paper Co.	3,157,705	77,711,120
Intuit, Inc. *	2,289,565	78,623,662
Intuitive Surgical, Inc. *	283,779	98,791,983
Invesco, Ltd.	3,128,160	68,537,986
Iron Mountain, Inc.	1,320,409	36,179,207
ITT Corp.	1,332,898	71,456,662
J.C. Penney Co., Inc.	1,721,387	55,377,020
Jabil Circuit, Inc.	1,408,127	22,797,576
Jacobs Engineering Group, Inc. *	907,403	41,005,542
Janus Capital Group, Inc.	1,339,534	19,141,941
JDS Uniphase Corp. *	1,627,007	20,386,398
Johnson & Johnson	20,060,995	1,307,976,874
Johnson Controls, Inc.	4,897,362	161,563,972
JPMorgan Chase & Co.	28,962,501	1,296,071,920
Juniper Networks, Inc. *	3,831,946	117,564,103
Kellogg Co.	1,859,349	99,345,017
KeyCorp	6,403,979	49,630,837
Kimberly-Clark Corp.	3,035,606	190,878,905
Kimco Realty Corp.	2,957,674	46,258,021
King Pharmaceuticals, Inc. *	1,814,054	21,333,275
KLA-Tencor Corp.	1,254,678	38,794,644
Kohl’s Corp. *	2,236,144	122,495,968
Kraft Foods, Inc. (Class A)	12,661,694	382,889,627
L-3 Communications Holdings, Inc.	842,975	77,241,799
Laboratory Corp. of America Holdings *	763,595	57,811,777
Legg Mason, Inc.	1,185,464	33,987,253
Leggett & Platt, Inc.	1,082,610	23,427,680
Lennar Corp. (Class A)	1,186,534	20,420,250
Leucadia National Corp. *	1,383,714	34,329,944
Lexmark International, Inc. (Class A) *	570,314	20,576,929
Life Technologies Corp. *	1,318,631	68,924,842
Limited Brands, Inc.	1,951,763	48,052,405
Lincoln National Corp.	2,203,966	67,661,756
Linear Technology Corp.	1,628,313	46,048,692
Lockheed Martin Corp.	2,299,233	191,342,170
Loews Corp.	2,588,487	96,498,795
Lorillard, Inc.	1,128,691	84,922,711
Lowe’s Cos., Inc.	10,732,719	260,161,109
LSI Corp. *	4,788,139	29,303,411
M & T Bank Corp.	605,835	48,091,182
Macy’s, Inc.	3,071,536	66,867,339
Marathon Oil Corp.	5,162,774	163,350,169
Marriott International, Inc. (Class A)	1,856,396	58,513,602
Marsh & McLennan Cos., Inc.	3,881,146	94,777,585
Marshall & Ilsley Corp.	3,829,366	30,826,396
Masco Corp.	2,616,692	40,611,060
Massey Energy Co.	692,917	36,232,630
MasterCard, Inc. (Class A)	703,613	178,717,702
Mattel, Inc.	2,651,765	60,301,136
McAfee, Inc. *	1,157,322	46,443,332
McCormick & Co., Inc.	963,566	36,962,392
McDonald’s Corp.	7,843,525	523,319,988
McKesson Corp.	1,964,488	129,106,151
Mead Johnson Nutrition Co.	1,491,908	77,623,973
MeadWestvaco Corp.	1,248,967	31,911,107
Medco Health Solutions, Inc. *	3,383,497	218,438,566
Medtronic, Inc.	8,054,025	362,672,746

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Common Stocks	Shares	Value

MEMC Electronic Materials, Inc. *	1,658,089	$25,418,504
Merck & Co., Inc.	22,710,069	848,221,077
Meredith Corp.	267,775	9,214,138
MetLife, Inc.	5,972,105	258,831,031
MetroPCS Communications, Inc. *	1,905,461	13,490,664
Microchip Technology, Inc.	1,339,859	37,730,429
Micron Technology, Inc. *	6,200,700	64,425,273
Microsoft Corp.	55,623,430	1,628,097,796
Millipore Corp. *	408,575	43,145,520
Molex, Inc.	990,000	20,651,400
Molson Coors Brewing Co. (Class B)	1,155,494	48,600,078
Monsanto Co.	3,978,616	284,152,755
Monster Worldwide, Inc. *	916,293	15,219,627
Moody’s Corp.	1,432,569	42,618,928
Morgan Stanley	10,191,790	298,517,529
Motorola, Inc. *	16,861,230	118,365,835
Murphy Oil Corp.	1,393,165	78,281,941
Mylan, Inc. *	2,236,603	50,793,254
Nabors Industries, Ltd. *	2,076,174	40,755,296
National Semiconductor Corp.	1,729,121	24,985,798
National-Oilwell Varco, Inc.	3,051,800	123,842,044
NetApp, Inc. *	2,513,363	81,835,099
Newell Rubbermaid, Inc.	2,026,422	30,801,614
Newmont Mining Corp.	3,580,687	182,364,389
News Corp. (Class A)	16,429,488	236,748,922
Nicor, Inc.	330,392	13,850,033
NIKE, Inc. (Class B)	2,843,220	208,976,670
NiSource, Inc.	2,012,287	31,794,135
Noble Energy, Inc.	1,272,405	92,885,565
Nordstrom, Inc.	1,205,080	49,227,518
Norfolk Southern Corp.	2,695,968	150,677,652
Northeast Utilities	1,280,176	35,384,065
Northern Trust Corp.	1,762,224	97,380,498
Northrop Grumman Corp.	2,207,414	144,740,136
Novell, Inc. *	2,534,078	15,179,127
Novellus Systems, Inc. *	699,210	17,480,250
NRG Energy, Inc. *	1,909,864	39,916,158
Nucor Corp.	2,296,502	104,215,261
NVIDIA Corp. *	4,048,231	70,358,255
NYSE Euronext	1,903,618	56,366,129
O’Reilly Automotive, Inc. *	1,001,009	41,752,085
Occidental Petroleum Corp.	5,919,916	500,469,699
Office Depot, Inc. *	2,006,816	16,014,392
Omnicom Group, Inc.	2,264,033	87,867,121
Oneok, Inc.	769,434	35,124,662
Oracle Corp.	28,494,096	732,013,326
Owens-Illinois, Inc. *	1,229,304	43,689,464
PACCAR, Inc.	2,656,106	115,115,634
Pactiv Corp. *	966,361	24,332,970
Pall Corp.	853,153	34,544,165
Parker-Hannifin Corp.	1,172,422	75,902,600
Patterson Cos., Inc.	680,372	21,125,551
Paychex, Inc.	2,346,559	72,039,361
Peabody Energy Corp.	1,960,040	89,573,828
People’s United Financial, Inc.	2,708,028	42,353,558
Pepco Holdings, Inc.	1,617,060	27,732,579
PepsiCo, Inc.	11,913,115	788,171,688
PerkinElmer, Inc.	853,412	20,396,547
Pfizer, Inc.	58,831,533	1,008,960,791
PG&E Corp.	2,706,897	114,826,571
Philip Morris International, Inc.	13,711,914	715,213,434
Pinnacle West Capital Corp.	738,979	27,881,678
Pioneer Natural Resources Co.	841,601	47,398,968
Pitney Bowes, Inc.	1,511,640	36,959,598
Plum Creek Timber Co., Inc.	1,187,883	46,220,528
PNC Financial Services Group, Inc.	3,770,011	225,069,657
Polo Ralph Lauren Corp.	417,404	35,496,036
PPG Industries, Inc.	1,209,641	79,110,521
PPL Corp.	2,749,198	76,180,277
Praxair, Inc.	2,233,285	185,362,655
Precision Castparts Corp.	1,032,973	130,888,009
priceline.com, Inc. *	332,202	84,711,510
Principal Financial Group, Inc.	2,327,626	67,989,955
Progress Energy, Inc.	2,075,795	81,703,291
ProLogis	3,453,667	45,588,404
Prudential Financial, Inc.	3,390,475	205,123,737
Public Service Enterprise Group, Inc.	3,689,682	108,919,413
Public Storage, Inc.	989,540	91,027,785
PulteGroup, Inc. *	2,307,101	25,954,886
QLogic Corp. *	830,618	16,861,545
QUALCOMM, Inc.	12,251,247	514,429,862
Quanta Services, Inc. *	1,530,877	29,331,603
Quest Diagnostics, Inc.	1,096,014	63,886,656
Questar Corp.	1,272,418	54,968,458
Qwest Communications International, Inc.	10,836,827	56,568,237
R.R. Donnelley & Sons Co.	1,498,257	31,987,787
RadioShack Corp.	914,264	20,689,794
Range Resources Corp.	1,160,427	54,389,213
Raytheon Co.	2,764,715	157,920,521
Red Hat, Inc. *	1,376,700	40,296,009
Regions Financial Corp.	8,697,371	68,274,362
Republic Services, Inc.	2,361,519	68,531,281
Reynolds American, Inc.	1,233,217	66,569,054

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Common Stocks	Shares	Value

Robert Half International, Inc.	1,083,700	$32,976,991
Rockwell Automation, Inc.	1,041,107	58,676,791
Rockwell Collins, Inc.	1,146,504	71,759,685
Roper Industries, Inc.	683,203	39,516,462
Ross Stores, Inc.	903,604	48,315,706
Rowan Cos., Inc. *	831,090	24,193,030
Ryder System, Inc.	389,819	15,109,384
Safeway, Inc.	2,835,702	70,495,552
SAIC, Inc. *	2,223,396	39,354,109
Salesforce.com, Inc. *	801,326	59,658,721
SanDisk Corp. *	1,665,494	57,676,057
Sara Lee Corp.	5,087,340	70,866,646
SCANA Corp.	813,142	30,566,008
Schlumberger, Ltd.	8,722,858	553,552,569
Scripps Networks Interactive (Class A)	652,943	28,958,022
Sealed Air Corp.	1,159,089	24,433,596
Sears Holdings Corp. *	354,240	38,410,243
Sempra Energy	1,801,502	89,894,950
Sherwin-Williams Co.	671,283	45,432,433
Sigma-Aldrich Corp.	887,894	47,644,392
Simon Property Group, Inc.	2,114,169	177,378,779
SLM Corp. *	3,536,916	44,282,188
Smith International, Inc.	1,811,841	77,583,032
Snap-on, Inc.	421,726	18,277,605
Southern Co.	5,982,193	198,369,520
Southwest Airlines Co.	5,413,832	71,570,859
Southwestern Energy Co. *	2,524,079	102,780,497
Spectra Energy Corp.	4,719,598	106,332,543
Sprint Nextel Corp. *	21,713,621	82,511,760
St. Jude Medical, Inc. *	2,373,393	97,427,783
Stanley Black & Decker Inc.	1,147,141	65,857,365
Staples, Inc.	5,316,458	124,351,953
Starbucks Corp. *	5,420,619	131,558,423
Starwood Hotels & Resorts Worldwide, Inc.	1,362,138	63,530,116
State Street Corp. (a)	3,612,469	163,066,851
Stericycle, Inc. *	618,283	33,696,424
Stryker Corp.	2,060,734	117,915,199
Sunoco, Inc.	853,269	25,350,622
SunTrust Banks, Inc.	3,642,680	97,587,397
SUPERVALU, Inc.	1,546,542	25,796,321
Symantec Corp. *	5,879,589	99,482,646
Sysco Corp.	4,318,305	127,389,997
T. Rowe Price Group, Inc.	1,888,570	103,739,150
Target Corp.	5,485,000	288,511,000
TECO Energy, Inc.	1,559,500	24,780,455
Tellabs, Inc.	2,803,178	21,220,057
Tenet Healthcare Corp. *	3,163,648	18,096,067
Teradata Corp. *	1,215,788	35,124,115
Teradyne, Inc. *	1,292,423	14,436,365
Tesoro Corp.	1,024,707	14,243,427
Texas Instruments, Inc.	9,054,627	221,566,723
Textron, Inc.	1,988,108	42,207,533
The AES Corp. *	4,871,826	53,590,086
The Allstate Corp.	3,913,052	126,430,710
The Bank of New York Mellon Corp.	8,809,087	272,024,607
The Boeing Co.	5,518,219	400,677,882
The Charles Schwab Corp.	7,128,783	133,236,954
The Coca-Cola Co.	16,803,931	924,216,205
The Dow Chemical Co.	8,386,794	247,997,499
The Estee Lauder Cos., Inc. (Class A)	860,973	55,851,319
The Gap, Inc.	3,471,087	80,216,821
The Goldman Sachs Group, Inc.	3,836,319	654,591,111
The Goodyear Tire & Rubber Co. *	1,768,990	22,360,034
The Hershey Co.	1,213,250	51,939,233
The Interpublic Group of Cos., Inc. *	3,546,871	29,509,967
The J.M. Smucker Co.	867,780	52,292,423
The Kroger Co.	4,739,664	102,661,122
The McGraw-Hill Cos., Inc.	2,302,314	82,077,494
The NASDAQ OMX Group, Inc. *	1,079,627	22,801,722
The New York Times Co. (Class A) *	844,692	9,401,422
The Procter & Gamble Co.	21,173,955	1,339,676,133
The Progressive Corp.	4,897,705	93,497,188
The Travelers Cos., Inc.	3,744,591	201,983,239
The Walt Disney Co.	14,138,667	493,580,865
The Washington Post Co. (Class B)	44,288	19,671,844
The Western Union Co.	4,979,411	84,450,811
The Williams Cos., Inc.	4,254,480	98,278,488
Thermo Fisher Scientific, Inc. *	2,986,227	153,611,517
Tiffany & Co.	908,137	43,127,426
Time Warner Cable, Inc.	2,570,624	137,039,965
Time Warner, Inc.	8,386,373	262,241,909
Titanium Metals Corp. *	618,244	10,256,668
TJX Cos., Inc.	3,060,611	130,137,180
Torchmark Corp.	604,183	32,329,832
Total System Services, Inc.	1,440,391	22,556,523
Tyson Foods, Inc. (Class A)	2,226,254	42,632,764
U.S. Bancorp	13,950,789	361,046,419
Union Pacific Corp.	3,684,056	270,041,305
United Parcel Service, Inc. (Class B)	7,238,894	466,257,163

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

Common Stocks	Shares	Value

United States Steel Corp.	1,045,555	$66,413,654
United Technologies Corp.	6,826,380	502,489,832
UnitedHealth Group, Inc.	8,439,619	275,722,353
Unum Group	2,421,214	59,973,471
Urban Outfitters, Inc. *	945,802	35,968,850
V.F. Corp.	645,209	51,713,501
Valero Energy Corp.	4,117,811	81,120,877
Varian Medical Systems, Inc. *	904,062	50,021,750
Ventas, Inc.	1,142,934	54,266,506
VeriSign, Inc. *	1,338,317	34,809,625
Verizon Communications, Inc.	20,671,964	641,244,323
Viacom, Inc. (Class B) *	4,429,460	152,284,835
Visa, Inc.	3,254,714	296,276,615
Vornado Realty Trust	1,149,532	87,019,572
Vulcan Materials Co.	921,348	43,524,480
W.W. Grainger, Inc.	448,923	48,537,555
Wal-Mart Stores, Inc.	15,554,296	864,818,858
Walgreen Co.	7,183,319	266,429,302
Waste Management, Inc.	3,537,089	121,781,974
Waters Corp. *	682,646	46,105,911
Watson Pharmaceuticals, Inc. *	774,601	32,355,084
WellPoint, Inc. *	3,236,631	208,374,304
Wells Fargo & Co.	37,766,610	1,175,296,903
Western Digital Corp. *	1,667,609	65,020,075
Weyerhaeuser Co.	1,542,113	69,811,456
Whirlpool Corp.	545,285	47,576,116
Whole Foods Market, Inc. *	1,242,631	44,921,111
Windstream Corp.	3,331,623	36,281,374
Wisconsin Energy Corp.	852,278	42,111,056
Wyndham Worldwide Corp.	1,303,311	33,534,192
Wynn Resorts, Ltd.	502,906	38,135,362
Xcel Energy, Inc.	3,329,412	70,583,534
Xerox Corp.	9,858,177	96,117,226
Xilinx, Inc.	2,017,435	51,444,593
XL Capital, Ltd. (Class A)	2,496,451	47,182,924
XTO Energy, Inc.	4,254,170	200,711,741
Yahoo!, Inc. *	8,679,672	143,474,978
Yum! Brands, Inc.	3,422,362	131,179,135
Zimmer Holdings, Inc. *	1,552,813	91,926,530
Zions Bancorporation	1,096,406	23,923,578

Total Common Stocks (b) (Cost 72,370,647,020)		$77,006,505,023

 *   Non-income producing security

(a)	Affiliated Issuer. See following table for more information.
(b)	Unless otherwise indicated, the values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

Transactions with Affiliates
SPDR S&P 500 ETF Trust has invested in a company affiliated with the Trustee, State Street Corp. Amounts related to these investments at March 31, 2010, and for the period then ended are:

Number
	Number of							of Shares
	Shares Held	Cost at	Value at	Purchased		Sold		Held at	Value at	Dividend	Realized
	at 9/30/09	9/30/09	9/30/09	Cost	Shares	Proceeds	Shares	3/31/10	3/31/10	Income	Gain

State Street Corp.	3,793,465	164,567,461	199,536,259	133,569,981	3,012,932	142,126,517	3,193,928	3,612,469	163,066,851	79,169	10,520,476

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2010 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

INDUSTRY**	VALUE

Oil, Gas & Consumable Fuels	$7,089,933,028
Pharmaceuticals	4,683,096,277
Computers & Peripherals	4,415,074,208
Diversified Financial Services	3,551,523,866
Software	3,124,570,993
Insurance	2,980,367,774
Commercial Banks	2,421,104,323
Media	2,335,792,327
Aerospace & Defense	2,282,290,024
Capital Markets	2,084,845,417
Food & Staples Retailing	2,064,465,079
Beverages	1,961,695,103
Diversified Telecommunication Services	1,940,305,501
Semiconductors & Semiconductor Equipment	1,928,080,307
Communications Equipment	1,923,720,413
Household Products	1,903,040,750
Industrial Conglomerates	1,891,489,605
Health Care Providers & Services	1,667,440,287
Specialty Retail	1,590,287,738
Health Care Equipment & Supplies	1,489,075,804
Internet Software & Services	1,453,864,742
Chemicals	1,443,722,646
Electric Utilities	1,387,426,154
Energy Equipment & Services	1,379,482,022
Food Products	1,319,235,275
Machinery	1,291,032,517
Hotels, Restaurants & Leisure	1,188,103,973
Biotechnology	1,184,292,889
Tobacco	1,177,978,537
IT Services	1,141,518,077
Real Estate Investment Trusts (REITs)	952,926,244
Multi-Utilities	885,579,167
Metals & Mining	858,349,882
Air Freight & Logistics	804,319,412
Multiline Retail	679,832,739
Consumer Finance	600,799,328
Road & Rail	580,614,714
Internet & Catalog Retail	461,828,447
Electronic Equipment, Instruments & Components	445,339,898
Electrical Equipment	417,786,872
Textiles, Apparel & Luxury Goods	386,745,813
Commercial Services & Supplies	385,840,754
Automobiles	356,665,234
Life Sciences Tools & Services	332,184,337
Household Durables	316,920,827
Personal Products	239,017,972
Wireless Telecommunication Services	221,128,777
Auto Components	183,924,006
Paper & Forest Products	179,433,683
Containers & Packaging	151,931,891
Gas Utilities	146,974,334
Independent Power Producers & Energy Traders	144,964,584
Construction & Engineering	130,984,650
Diversified Consumer Services	130,414,221
Leisure Equipment & Products	105,914,287
Office Electronics	96,117,226
Trading Companies & Distributors	94,471,279
Professional Services	93,638,589
Thrifts & Mortgage Finance	91,203,505
Airlines	71,570,859
Distributors	48,892,504
Construction Materials	43,524,480
Building Products	40,611,060
Real Estate Management & Development	31,197,792

TOTAL	$77,006,505,023

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as market value by industry and may change over time.

**	Each security is valued based on Level 1 inputs.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statement of Assets and Liabilities
March 31, 2010 (Unaudited)

ASSETS

Investments in unaffiliated issuers, at value	$76,843,438,172

Investments in affiliated issuers, at value	163,066,851

Total investments	77,006,505,023
Cash	260,591,234
Receivable for investments sold	6,456,770
Dividends receivable — unaffiliated issuers	97,003,507
Dividends receivable — affiliated issuers	37,212

Total Assets	77,370,593,746

LIABILITIES
Income distribution payable	302,318,562
Payable for investments purchased	16,301,528
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	1,397,354
Accrued trustee expense	2,261,887
Accrued expenses and other liabilities	14,208,403

Total Liabilities	336,487,734

NET ASSETS	$77,034,106,012

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$81,454,012,968
Distribution in excess of net investment income	(374,005,797)
Accumulated net realized loss on investments	(8,681,759,162)
Net unrealized appreciation on investments	4,635,858,003

NET ASSETS	$77,034,106,012

NET ASSET VALUE PER UNIT	$116.99

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	658,482,116

COST OF INVESTMENTS:
Unaffiliated issuers	$72,205,115,619
Affiliated issuers	165,531,401

Total Cost of Investments	$72,370,647,020

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statements of Operations

	For the Six	For the	For the	For the
	Months Ended	Year Ended	Year Ended	Year Ended
	March 31, 2010	September 30,	September 30,	September 30,
	(Unaudited)	2009	2008	2007

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$749,484,338	$1,899,322,298	$1,628,431,147	$1,230,919,171
Dividend income — affiliated issuers	79,169	2,239,900	2,890,454	1,534,780

Total Investment Income	749,563,507	1,901,562,198	1,631,321,601	1,232,453,951

EXPENSES
Trustee expense	19,982,837	37,299,801	36,310,380	39,138,318
S&P license fee	11,013,087	21,492,906	23,977,390	22,480,686
Marketing expense	7,342,058	14,233,147	18,115,010	12,846,106
Legal and audit services	241,508	277,642	155,059	131,502
Other expenses	581,026	1,050,269	2,341,136	985,568

Total Expenses	39,160,516	74,353,765	80,898,975	75,582,180
Trustee expense waiver	(4,469,293)	(7,102,147)	(6,923,474)	(4,970,832)

Net Expenses	34,691,223	67,251,618	73,975,501	70,611,348
Trustee earnings credits	—	—	—	(18,950,100)

Net expenses after Trustee earnings credits	34,691,223	67,251,618	73,975,501	51,661,248

NET INVESTMENT INCOME	714,872,284	1,834,310,580	1,557,346,100	1,180,792,703

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	12,657,295,030	(44,584,311,986)	(8,458,807,396)	8,384,712,286
Investment transactions — affiliated issuers	10,520,476	(166,785,981)	19,363,771	12,487,253
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(5,016,958,649)	29,208,992,488	(12,549,019,477)	451,101,267
Investment transactions — affiliated issuers	(37,433,348)	90,665,805	(54,343,615)	(3,623,083)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	7,613,423,509	(15,451,439,674)	(21,042,806,717)	8,844,677,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,328,295,793	$(13,617,129,094)	$(19,485,460,617)	$10,025,470,426

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statements of Changes in Net Assets

	For the Six	For the	For the	For the
	Months Ended	Year Ended	Year Ended	Year Ended
	March 31, 2010	September 30,	September 30,	September 30,
	(Unaudited)	2009	2008	2007

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$714,872,284	$1,834,310,580	$1,557,346,100	$1,180,792,703
Net realized gain (loss) on investment transactions	12,667,815,506	(44,751,097,967)	(8,439,443,625)	8,397,199,539
Net change in unrealized appreciation (depreciation)	(5,054,391,997)	29,299,258,293	(12,603,363,092)	447,478,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,328,295,793	(13,617,129,094)	(19,485,460,617)	10,025,470,426

NET EQUALIZATION CREDITS AND CHARGES	40,492,041	79,929,657	218,645,921	115,289,393

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(752,504,939)	(1,938,730,332)	(1,782,447,532)	(1,323,001,746)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from sale of units	174,591,048,956	343,468,772,184	445,910,262,535	269,830,592,741
Proceeds from reinvestment of distributions	2,216,596	12,270,791	13,008,992	11,506,562
Cost of units repurchased	(176,790,816,247)	(349,232,583,429)	(410,330,564,199)	(257,491,986,404)
Net income equalization (Note 2)	(40,492,041)	(79,929,657)	(218,645,921)	(115,289,393)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(2,238,042,736)	(5,831,470,111)	35,374,061,407	12,234,823,506

NET INCREASE (DECREASE) IN NET ASSETS DURING PERIOD	5,378,240,159	(21,307,399,880)	14,324,799,179	21,052,581,579
NET ASSETS AT BEGINNING OF PERIOD	71,655,865,853	92,963,265,733	78,638,466,554	57,585,884,975

NET ASSETS END OF PERIOD*	$77,034,106,012	$71,655,865,853	$92,963,265,733	$78,638,466,554

UNIT TRANSACTIONS:
Units sold	1,575,950,000	3,788,050,000	3,304,850,000	1,838,900,000
Units issued from reinvesment of distributions	21,395	135,148	95,213	80,264
Units redeemed	(1,595,200,000)	(3,908,300,000)	(3,022,850,000)	(1,754,500,000)

NET INCREASE (DECREASE)	(19,228,605)	(120,114,852)	282,095,213	84,480,264

* Includes distribution in excess of net investment income	$(374,005,797)	$(336,373,142)	$(439,719,151)	$(354,299,342)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2010		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$105.73		$116.52	$152.48	$133.53	$122.85	$111.78

Investment Operations:
Net investment income	1.08	(1)	2.32 (1)	2.72 (1)	2.66 (1)	2.32 (1)	2.40 (2)
Net realized and unrealized gain (loss) on investments	11.19		(10.90)	(36.28)	18.75	10.54	10.97

Total from investment operations	12.27		(8.58)	(33.56)	21.41	12.86	13.37

Net equalization credits and charges(1)	0.06		0.10	0.38	0.26	0.15	0.10

Less distributions from:
Net investment income	(1.07)		(2.31)	(2.78)	(2.72)	(2.33)	(2.40)

Net asset value, end of period	$116.99		$105.73	$116.52	$152.48	$133.53	$122.85

Total investment return(3)	11.71%		(6.90)%	(21.84)%	16.31%	10.64%	12.11%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	1.95	%(6)	2.58%	1.99%	1.86%	1.83%	2.02%
Total expenses(4)	0.09	%(6)	0.09%	0.09%	0.08%	0.08%	0.10%
Total expenses excluding Trustee earnings credit	0.09	%(6)	0.10%	0.11%	0.11%	0.10%	0.10%
Total expenses excluding Trustee earnings credit and fee waivers	0.11	%(6)	0.10%	0.11%	0.12%	0.12%	0.13%
Portfolio turnover rate(5)	3.72%		6.68%	4.56%	2.95%	3.70%	6.01%
Net assets, end of year (000’s)	$77,034,106		$71,655,866	$92,963,266	$78,638,467	$57,585,885	$47,028,594

(1)	Per Unit numbers have been calculated using the average shares method.

(2)	Net investment income per Unit reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.40 per Unit.

(3)	Total return is calculated assuming a purchase of Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net assets value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(4)	Net of expenses reimbursed by the Trustee.

(5)	Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of Units.

(6)	Annualized.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Notes to Financial Statements
March 31, 2010 (Unaudited)

Note 1 —	Organization
SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Composite Price Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (“Trust Agreement”), PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of material loss to be remote.

Note 2 —	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation
The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the first day of the Trust’s fiscal year 2009, the Trust adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides the Trust the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2010 (Unaudited)

Note 2 —	Significant Accounting Policies – (continued)

hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1— quoted prices in active markets for identical investments

•	Level 2— other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the schedule of investments, which also includes a breakdown of the Trust’s investment by industry.

Subsequent Events
Management has determined there are no subsequent events or transactions that would have materially impacted the Trust’s financial statements as presented.

Investment Risk
The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. Further, the Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the S&P 500 Index.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2010 (Unaudited)

Note 2 —	Significant Accounting Policies – (continued)

Investment Transactions
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Effective October 30, 2009 the Trust’s Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization
The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units.

Federal Income Tax
The Trust has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from those determined in accordance with U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2009 and has determined that no provision for income tax is required in the Trust’s Financial Statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the State of New York.

During the six months ended March, 31 2010, the Trust reclassified $12,179,334,901 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, the cost was $72,370,647,020, gross unrealized appreciation was $5,093,073,869 and gross unrealized depreciation was $457,215,866, resulting in net unrealized appreciation of $4,635,858,003.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2010 (Unaudited)

Note 2 —	Significant Accounting Policies – (continued)

At September 30, 2009, the Trust had capital loss carryforwards which may be used to offset any net realized gains, expiring September 30:

2010	$472,492,447
2011	1,530,834,020
2012	445,024,832
2013	380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,555,216,739

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occuring on the first day of the following fiscal year. The Trust incurred losses of $596,067,584 during the period November 1, 2008 through September 30, 2009 that are deferred for tax purposes until fiscal 2010.

Note 3 —	Transactions with the Trustee and Sponsor
In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2010:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust

$0 - $499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above	6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2010, the Adjustment Amount reduced the Trustee’s fee by $2,342,513. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,195,154 and a Trustee earnings credit of $147,359. Prior to 2008, the Trustee earnings credit was presented separately on the Statement of Operations.

Effective November 1, 2006, the Trustee changed the method of computing the Adjustment Amount to the Trustee Fee such that all income earned with respect to cash held for the benefit of the Trust is credited against the Trustee’s Fee. In addition, during the period from December 1, 2006 through December 31, 2006, the Trustee applied incremental cash balance credits of $5,918,238.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2010 (Unaudited)

Note 3 —	Transactions with the Trustee and Sponsor – (continued)

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2011, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the year ended September 30, 2007, September 30, 2008, September 30, 2009 and six months ended March 31, 2010 was $4,970,832, $6,923,474, $7,102,147 and $4,469,293 respectively. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

Standard and Poor’s (“S&P”), a division of The McGraw Hill Companies, Inc. and State Street Global Markets, LLC (“SSGM”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, NYSE Arca, Inc. (“NYSE Arca”) and the Sponsor have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

Transactions with Affiliated Issuers
The Trust has invested in securities issued by an affiliate of the Trustee. Investments in State Street Corp., the holding company of the Trustee, were made according to its representative portion of the S&P 500 Index. The market value of these investments at March 31, 2010 is listed in the Schedule of Investments.

Note 4 —	Shareholder Transactions
With the exception of the Trust’s Dividend Reinvestment Service in effect during this fiscal year (see Note 2), Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 —	Investment Transactions
For the six months ended March 31, 2010, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $59,547,631,495, $61,787,476,596, $3,449,677,996, and $3,416,798,589, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $12,179,334,901.

SPDR S&P 500 ETF Trust
Other Information
March 31, 2010 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax returns at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future.

Cummulative Total Return
	1 Year	5 Year	10 Year

SPDR S&P 500 ETF Trust
Return Based on NAV	49.53%	9.74%	−6.89%
Return Based on Bid/Ask Price	50.03%	9.79%	−6.90%
S&P 500 Index	49.77%	9.97%	−6.35%

Average Annual Total Return
	1 Year	5 Year	10 Year

SPDR S&P 500 ETF Trust
Return Based on NAV	49.53%	1.88%	−0.71%
Return Based on Bid/Ask Price	50.03%	1.88%	−0.71%
S&P 500 Index	49.77%	1.92%	−0.65%

(1)	The Bid/Ask Price is the midpoint of the Consolidated Bid/Ask price at the time the Trust’s NAV is calculated. From April 3, 2001 to November 28, 2008, the Bid/Ask price was the Bid/Ask price on the NYSE Amex (formerly the American Stock Exchange), ordinarily 4:00 p.m. Prior to April 3, 2001, the Bid/Ask price was the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

SPDR S&P 500 ETF Trust

Sponsor
PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

SPDRSAR